Concentrations (Details Narrative) - Just Right Products, Inc. [Member] - Sales Revenue [Member] - Maximum [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration risk, percentage		10.00%
One Customer [Member]
Concentration risk, percentage	14.00%